Annual Total Returns- Victory INCORE Investment Grade Convertible Fund (MCI) [BarChart] - MCI - Victory INCORE Investment Grade Convertible Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.98%)	9.32%	20.88%	12.47%	(0.80%)	5.95%	18.92%	(0.08%)	20.46%	11.84%